Leases (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	$ 1,452
Additions and contact modifications	83
Payment	(202)
Interest	49
Deconsolidation of VODC	(583)
Translation adjustment	(90)
Lease liabilities, ending	713
Acquistion Of Alianca Energia	4
Current liabilities	13,090	$ 14,655
Non-current liabilities	32,534	38,550
Lease liabilities	713	1,452
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities	147	197
Non-current liabilities	566	$ 1,255
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	682
Additions and contact modifications	3
Payment	(63)
Interest	19
Deconsolidation of VODC	(583)
Translation adjustment	(4)
Lease liabilities, ending	54
Vessels [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	397
Additions and contact modifications
Payment	(55)
Interest	14
Translation adjustment
Lease liabilities, ending	356
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	207
Additions and contact modifications
Payment	(46)
Interest	8
Translation adjustment	(43)
Lease liabilities, ending	126
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	102
Additions and contact modifications	49
Payment	(24)
Interest	4
Translation adjustment	(28)
Lease liabilities, ending	107
Acquistion Of Alianca Energia	4
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	49
Additions and contact modifications
Payment	(6)
Interest	3
Translation adjustment	(3)
Lease liabilities, ending	43
Other [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning	15
Additions and contact modifications	31
Payment	(8)
Interest	1
Translation adjustment	(12)
Lease liabilities, ending	$ 27